Investment Objectives and Goals	Mar. 26, 2026
SP Funds S&P 500 Sharia Industry Exclusions ETF
Prospectus [Line Items]
Risk/Return [Heading]	SP Funds S&P 500 Sharia Industry Exclusions ETF - Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The SP Funds S&P 500 Sharia Industry Exclusions ETF (the “Fund” or the “Sharia ETF”) seeks to track the performance, before fees and expenses, of the S&P 500 Shariah Industry Exclusions Index (the “Index”).

SP Funds Dow Jones Global Sukuk ETF
Prospectus [Line Items]
Risk/Return [Heading]	SP Funds Dow Jones Global Sukuk ETF - Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The SP Funds Dow Jones Global Sukuk ETF (the “Fund” or the “Sukuk ETF”) seeks to track the performance, before fees and expenses, of the Dow Jones Sukuk Total Return (ex-Reinvestment) Index (the “Index”).

SP Funds S&P Global REIT Sharia ETF
Prospectus [Line Items]
Risk/Return [Heading]	SP Funds S&P Global REIT Sharia ETF – Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The SP Funds S&P Global REIT Sharia ETF (the “Fund” or the “Global REIT ETF”) seeks to track the performance, before fees and expenses, of the S&P Global All Equity REIT Shariah Capped Index (the “Index”).